Forward Funds

101 California Street, 16th Floor

San Francisco, California 94111

November 6, 2015

VIA EDGAR

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)

File Nos.: 033-48940; 811-06722

Filing pursuant to Rule 497(j)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectuses and Statement of Additional Information for the Forward Commodity Long/Short Strategy Fund and Forward Dynamic Income Fund (each a “Fund” and collectively, the “Funds”), dated November 3, 2015 do not differ from the Prospectuses and Statement of Additional Information of the Funds contained in the Registration Statement of the Registrant that was filed electronically via EDGAR in Post-Effective Amendment No. 116 (Accession No. 0001193125-15-362583) on November 2, 2015.

Sincerely,

/s/ Robert S. Naka
Robert S. Naka
Vice President